TIP FUNDS

                     Turner Short Duration Government Funds
                               -One Year Portfolio
                     Turner Short Duration Government Funds
                              -Three Year Portfolio
                   Turner Core High Quality Fixed Income Fund

                          Supplement dated May 16, 2000
                    to the Prospectus dated January 31, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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The following disclosure should replace the seventh sentence in the first paragraph in the "Portfolio Managers" section on page 23 of the Prospectus:

The Short Duration Government Funds - One Year Portfolio, Short Duration Government Funds - Three Year Portfolio, and Core High Quality Fixed Income Fund are managed by a committee comprised of James Midanek and John Pak.

         ---------------------------------------------------------------

The following disclosure replaces the final paragraph of the "Portfolio Managers" section on page 23 of the Prospectus:

          Robb J. Parlanti is a member of the committee, which manages the Technology Fund, as set forth above. Mr. Parlanti, CFA, Senior Portfolio Manager of the Adviser, is co-manager of the Technology Fund. Mr. Parlanti joined the Adviser in 1993. Prior to 1993, he was Assistant Vice President and Portfolio Manager at PNC Bank. He has 13 years of investment experience.

          John Pak is a member of the committee, which manages the Short Duration Government Funds -- One Year Portfolio, Short Duration Government Funds -- Three Year Portfolio, and Core High Quality Fixed Income Fund, as set forth above. Mr. Pak, Senior Portfolio Manager/Analyst of the Adviser, is co-manager of the Fixed Income Funds. Mr. Pak joined the adviser in 2000. Prior to 2000, he was Vice President/Trade Desk Manager at Tuttle Decision Systems and Assistant Vice President at C.F. Childs and Company.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


TUR-E-030-05